Accounts payable for business combination (Details 3) - BRL (R$) R$ in Thousands	Nov. 20, 2020	Feb. 13, 2020	Jan. 07, 2020	Dec. 31, 2020
Pluri
Accounts payable for business combination
Total consideration			R$ 26,000	R$ 27,706
Consideration paid in cash			156,000
Consideration relating to installments and accrued contractual CDI charges			104,000
Increase in purchase price on account of additional earn-outs			R$ 17,000
Mind Makers
Accounts payable for business combination
Total consideration		R$ 182,000		23,621
Consideration paid in cash		10,000
Consideration relating to installments and accrued contractual CDI charges		82,000
Increase in purchase price on account of additional earn-outs		R$ 54,000
Meritt
Accounts payable for business combination
Total consideration	R$ 35,000			R$ 7,530	[1]
Consideration paid in cash	3,200
Consideration relating to installments and accrued contractual CDI charges	3,000
Increase in purchase price on account of additional earn-outs	R$ 40,000

[1]	Fair values measured on a provisional basis – The fair value of Meritt’s intangible assets (patented technology and customer relationships) has been measured provisionally, pending completion of an independent valuation.